Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (131,844)	$ (210,012)	$ (519,032)	$ (867,881)
Cash flow from operating activities	(142,500)		(108,925)
Working capital	$ 734,912		$ (735,348)